Taxation (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Profit before taxation	$ 9,313	$ 6,737
Prima facie tax payable at UK rate of 25%	$ 2,328	1,684
Applicable tax rate	25.00%
Higher rate of taxation of 30% on Australian earnings	$ 201	$ 267
Weighted average statutory tax rate on Australian earnings	30.00%	30.00%
Other tax rates applicable outside the UK and Australia	$ (134)	$ (116)
Tax effect of profit from equity accounted units and related expenses	(278)	(179)
Impact of changes in tax rates	0	21
Resource depletion allowances	0	(7)
Recognition of previously unrecognised deferred tax assets	(132)	(24)
Write-down of previously recognised deferred tax assets	31	134
Utilisation of previously unrecognised deferred tax assets	(232)	(74)
Unrecognised current period operating losses	151	196
Adjustments in respect of prior periods	1	116
Other items	183	183
Total taxation charge	$ 2,119	$ 2,201
Weighted average statutory tax rate	28.00%	30.00%
Current tax expense related to Pillar Two measures, less than	$ 1	$ 1